Stock Options (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 07, 2017	Dec. 27, 2017	Nov. 21, 2017	Aug. 31, 2017	Nov. 15, 2016	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Stock option available for grant shares				2,072,580			2,072,580
Stock option exercise				130,000			130,000	1,277,834
Closing stock option exercise price				$ 4.20		$ 5.70	$ 4.20
Stock option outstanding				2,075,000		2,778,000	2,075,000
Stock options granted	1,500,000				35,000
Stock options exercise price	$ 2.70				$ 3.28	$ 5.70	$ 4.20
Expected period for recognition							1 year 6 months
Common stock, shares issued during period			40,000		40,000		46,520	282,106
Aggregate intrinsic value of options						$ 182,000	$ 186,500	$ 1,277,834
Cashless exercise options				130,000			130,000	556,667
Share based compensation (Monthly)	$ 26,000
Common stock option vested	1,500,000
Grant date fair value per option	$ 1.84
Stock option exercise, total						(276,667)	(130,000)	(556,667)
Forfeitures						(300,000)		55,834
Directors and Employees [Member]
Stock options granted			255,000
Stock options exercise price			$ 4.87
Common stock, shares issued during period			50,000
Two Employees [Member]
Stock options granted					35,000
Stock options exercise price					$ 3.28
Employment Agreement [Member]
Stock options granted		1,008,000
Maturity date		Dec. 31, 2017
Vesting rate description		1/48th per month
Forfeitures		300,000
Exercise price		$ 5.35
Stock Option [Member]
Common stock, shares issued during period						141,050
Aggregate intrinsic value of options						$ 1,015,585
Cashless exercise options						276,667
Share based compensation expenses not yet recognized				$ 2,792,847		$ 5,801,820	$ 2,792,847
Share based compensation expenses to be recognized in 1.25 years				32,847		3,041,820	32,847
Conditional share based compensation to be recognized in future				$ 2,760,000		$ 2,760,000	$ 2,760,000
Share based compensation recognition period				1 year 2 months 30 days		4 years
Stock Option [Member] | Directors and Employees [Member]
Stock option exercise, total						36,667
2006 Incentive Stock Option Plan [Member]
Stock option approved				5,000,000		5,000,000	5,000,000
Stock option available for grant shares				2,072,580		1,035,197	2,072,580
Stock option exercise				1,013,334		624,565	1,013,334
Maturity date				Feb. 07, 2021		Feb. 07, 2021
Stock option exercise, total						1,290,001